Share-Based Payments - Options by Grant Date (Details) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R) year R / shares	Jun. 30, 2022 oz	Jun. 30, 2022 year	Jun. 30, 2020 R / shares
2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 0	R 807
Fair value of options and rights exercised during the year | R	R 0	R 807
2006 share plan | Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement		371,008
Number of other equity instruments forfeited in share-based payment arrangement		6,325
Number of options and rights (in shares)		0	0		377,333
Award price (in SA rand per share) | R / shares		R 0			R 18.41
2006 share plan | Performance Shares1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement		11,928,241
Number of other equity instruments forfeited in share-based payment arrangement		486,783
Number of options and rights (in shares)		0	0		12,415,024
Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	641,562	331,466
Number of other equity instruments forfeited in share-based payment arrangement	310,159	84,878
Number of options and rights (in shares)	4,449,291	2,102,523	4,449,291		1,162,152
Over three years [Member] | Management DSP | DS | September 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)			284,525
Remaining life (years)		1.2	0.2	0.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 13	R 28
Over three years [Member] | Management DSP | DS | September 18, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)			570,777
Remaining life (years)		0	1.2	1.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	13	R 0
Over three years [Member] | Management DSP | DS | September 18, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)			2,369,559
Remaining life (years)			2.2
Over five years [Member] | Management DSP | DS | September 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)			172,243
Remaining life (years)		3.2	2.2	2.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	2	R 2
Over five years [Member] | Management DSP | DS | September 18, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)			268,395
Remaining life (years)		0	3.2	3.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 2	R 0
Over five years [Member] | Management DSP | DS | September 18, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)			783,792
Remaining life (years)			4.2